COMMON SHARES AND TREASURY SHARES (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of shares issued	74,855,931	74,748,250	74,218,848
A-shares
Disclosure of classes of share capital [line items]
Nominal value per share (USD)	$ 0.01	$ 0.01	$ 0.01
Number of shares issued	74,855,929	74,748,248	74,218,846
B-shares
Disclosure of classes of share capital [line items]
Nominal value per share (USD)	$ 0.01	$ 0.01	$ 0.01
Number of shares issued	1	1	1
C-shares
Disclosure of classes of share capital [line items]
Nominal value per share (USD)	$ 0.01	$ 0.01	$ 0.01
Number of shares issued	1	1	1